Notes Payable - Schedule of Notes Payable (Details) (Parenthetical)		9 Months Ended	12 Months Ended
	Jul. 17, 2009	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Authority Loan No. 1 [Member]
Due date	Aug. 01, 2018	Aug. 01, 2018	Aug. 01, 2018	Aug. 01, 2018
Authority Loan No. 2 [Member]
Due date		Aug. 01, 2018	Aug. 01, 2018	Aug. 01, 2018
Unrelated Notes [Member]
Due date		Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2015
Unrelated Notes Two [Member]
Due date			Dec. 31, 2018	Dec. 31, 2018